Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2020
Investments in and Advances to Affiliates [Abstract]
Summary of Investment in Affiliates	Investment in affiliates at March 31, 2019 and 2020 consists of the following:

	Millions of yen
	2019	2020
Shares	¥789,638	¥770,750
Loans and others	53,122	50,912

	¥842,760	¥821,662

Combined and Condensed Information Related to Affiliates	Combined and condensed information relating to the affiliates for fiscal 2018, 2019 and 2020 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2018	2019	2020
Operations:
Total revenues	¥1,871,156	¥1,606,565	¥1,674,184
Income before income taxes	245,408	187,203	206,637
Net income	210,443	114,271	140,540

Financial position:
Total assets	¥9,391,445	¥11,473,689	¥12,499,794
Total liabilities	6,717,326	7,542,997	8,428,007
Total equity	2,674,119	3,930,692	4,071,787